Components of Long-Term Debt and Capital Lease Obligations (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2012 7 3/4 % Senior Notes Due 2016	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020	Dec. 31, 2012 6.0% Senior Notes Due 2022	Nov. 27, 2012 6.0% Senior Notes Due 2022	Dec. 31, 2012 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2011 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2011 Senior Notes
Long-Term Debt And Capital Lease Obligations [Line Items]
Interest percentage		7.75%	6.75%	6.00%	6.00%	3.75%
Debt maturity period		2016	2020	2022	2022	2012
Principal amount of notes	$ 723,000,000				$ 300,000,000		$ 149,900,000	$ 215,000,000
Senior notes, unamortized gain								5,600,000
Principal amount of convertible notes, discount amount							$ 3,100,000